Trade Receivables - Changes in Allowance for Impairment Losses on Trade Receivables (Detail) - Trade receivables [member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of financial assets [line items]
Balance at beginning of year	¥ 8,466	¥ 8,402	¥ 8,620
Remeasurement	75	490	274
Write-offs	(492)	(133)	(1,114)
Exchange differences on translating foreign operations	689	(293)	622
Balance at end of year	¥ 8,738	¥ 8,466	¥ 8,402